ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

July 3, 2013	Colleen Bathen Meyer
415-315-6366
415-315-4819 fax
colleen.meyer@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	HighMark Funds (the “Trust”)
File Nos. 033-12608 and 811-05059

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, Rule 405 under Regulation S-T and General Instruction C.3.(g) of Form N-1A, the Trust is today filing with the Securities and Exchange Commission (the “Commission”) exhibits containing an XBRL interactive data file relating to the supplement, filed with the Commission on June 18, 2013 under Rule 497(e) (SEC Accession No. 0001193125-13-262409), to (i) the Retail Shares Prospectus and the Fiduciary Shares Prospectus dated December 1, 2012 relating to the HighMark Equity Funds and (ii) the Class U Shares Prospectus for HighMark Value Fund dated December 1, 2012.

If you have any questions concerning this filing, please call me at (415) 315-6366.

Very truly yours,

/s/ Colleen B. Meyer
Colleen B. Meyer

Enclosures